DEFERRED REVENUES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF DEFERRED REVENUES
	At	At
	March 31, 2026	March 31, 2025
	USD	USD
Subscription revenue	1,453,851	317,064
Advisory service revenue	611,744	188,360
Data service revenue	304,431	-
	2,370,026	505,424